Securities Act Registration No. 333-116723

Investment Company Act Registration No. 811-21596

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 4	☒
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 5	☒

MUNDOVAL FUNDS

(Exact Name of Registrant as Specified in Charter)

7855 Ivanhoe Avenue, Suite 210 La Jolla, CA 92037 (Address of Principal Executive Offices)	92037 (Zip Code)

Registrant’s Telephone Number, including Area Code:  (858) 454-4837

Arthur Q. Johnson
Mundoval Funds
7855 Ivanhoe Avenue, Suite 210
La Jolla , CA 92037
(Name and Address of Agent for Service)

Copies to:

Donald S. Mendelsohn
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202-4089

It is proposed that this filing will become effective (check appropriate box)

☐

immediately upon filing pursuant to paragraph (b)

☒

on May 1, 2008 pursuant to paragraph (b)

☐

60 days after filing pursuant to paragraph (a)(1)

☐

on (date) pursuant to paragraph (a)(1)

☐

on 75 days after filing pursuant to paragraph (a)(2)

☐

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Mundoval Fund

For Investors Seeking Long-Term Capital Appreciation

Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined that this Prospectus is complete or accurate. Any representation to the contrary is a criminal offense.

Table of Contents

The Fund

4

The Objective of the Fund

4

The Principal Investment Strategies and Policies of the Fund

4

The Investment Selection Process Used by the Fund

5

The Principal Risks of Investing in the Fund

5

Who Should Consider Investing

7

Performance History

7

Costs of Investing in the Funds

8

Expense Example

8

Who Manages the Fund

9

The Investment Adviser

9

How to Buy and Sell Shares

10

Pricing of Fund Shares

10

Customer Identification Program

11

Investing in the Fund.

11

Minimum Investments

12

Market Timing

12

Types of Account Ownership.

13

Instructions For Opening and Adding to an Account.

14

Telephone and Wire Transactions

15

Tax-Deferred Plans

16

Types of Tax-Deferred Accounts

16

Automatic Investment Plans

17

Instructions For Selling Fund Shares

18

Additional Redemption Information

19

Shareholder Communications

21

Dividends and Distributions.

21

Taxes

22

Privacy Policy

23

Board Of Trustees

24

Other Fund Service Providers

24

Financial Highlights

25

Where To Go for Information

27

Prospectus  2

Your Guide

to the Prospectus

This Prospectus is designed to help you make an informed decision about whether investing in the Mundoval Fund is appropriate for you.  Please read it carefully before investing and keep it on file for future reference.  To make this Prospectus easy for you to read and understand, we have divided it into three sections: The Fund, Who Manages the Fund and How to Buy and Sell Shares.  Each section is organized to help you quickly identify the information that you are looking for.  The first section, The Fund, tells you four important things about the Fund that you should know before you invest:

•

The Fund’s investment objective – what the Fund is trying to achieve.

•

The primary investment strategies of the Fund – how the Fund tries to meet its investment objective.

•

The Fund’s method of selecting investments – how the Fund chooses its primary investments.

•

Risks you should be aware of – the principal risks of investing in the Fund.

The other sections of the Prospectus – Who Manages the Fund and How to Buy and Sell Shares – provide you with information about the Fund’s management, the services and privileges available to you, how we price shares of the Fund and how to buy and sell shares of the Fund.

Prospectus  3

The Fund

Mundoval Fund

The Objective of the Fund

•

The Mundoval Fund seeks long-term capital appreciation.

The Principal Investment Strategies

and Policies of the Fund

•

Under normal market conditions the Fund invests primarily in large capitalization common stocks and American Depositary Receipts (“ADRs”).

•

The Fund’s investment strategy focuses on value style investing.

•

The Fund is a “non-diversified” portfolio, which means it can invest in fewer securities at any one time than a diversified portfolio and can invest more of its assets in securities of a single issuer than a diversified portfolio.  Also, the Fund may participate in a limited number of industry sectors.

•

The Fund may hold all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements, either due to pending investments or when investment opportunities are limited.  Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent it would had it remained more fully invested in common stocks.

 [Side panel: THE FUND’S daily share price can be found at the Mundoval Fund website at http://www.mundoval.com or by calling 1-800-595-2877.]

[Side panel: COMMON STOCK represents ownership of a business.]

[Side panel: AMERICAN DEPOSITARY RECEIPTS (“ADRs”).  An American Depositary Receipt is a certificate issued by a bank in the United States representing a certain amount of shares of a foreign company on a foreign or United States based exchange.]

[Side panel: MUTUAL FUNDS GENERALLY emphasize either “growth” or “value” styles of investing. Value funds invest in companies that appear underpriced according to certain financial measurements of their worth or business prospects. Growth funds invest in companies that exhibit faster-than-average growth in revenues and earnings. The Fund focuses on “value” investing.]

Prospectus  4

The Investment Selection Process Used by the Fund

A.Q. Johnson & Co., Inc., the Fund's investment adviser, invests in common stocks and ADRs that the adviser believes have potential for long-term capital appreciation by purchasing companies at a discount to their intrinsic value.  Intrinsic value is determined by calculating the present value of the projected free cash flows of the business using a discount rate.

The adviser determines intrinsic value by analyzing, among other things, financial statements, regulatory filings, trade publications and industry data.

The adviser may sell a company when the company reaches the adviser’s appraised value, when there is a more attractively priced company as an alternative, when the fundamentals of the business have changed, or when the adviser determines that management of the company is not enhancing shareholder value.

The Principal Risks of Investing in the Fund

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments.  There is risk that these and other factors may adversely affect the Fund's performance.  You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.  An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program.  An investment in the Fund is not a deposit in the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  You may lose money by investing in the Fund.

Risks of Investing in Common Stocks

The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing.  These risks include the financial risk of selecting individual compa-

 [Side panel: INTRINSIC VALUE is a measure that is used to estimate the value of a business.  Intrinsic value is best defined as the discounted value of the future free cash flows generated by a business.  Free cash flow is the surplus cash that exceeds the amount of capital expenditures required to maintain plant, property and equipment of a business.  Free cash flow can be used by management to re-purchase shares of stock, retire debt, make acquisitions or pay dividends.  The calculation of intrinsic value is an estimate rather than a precise figure that can be altered to reflect changes in interest rates or forecasts of future cash flows.  The intrinsic value investor seeks to purchase financially sound, well managed businesses at a discount to their intrinsic value.  The adviser believes that businesses purchased at prices less than their intrinsic values help to protect capital from significant loss and provide for a satisfactory rate of return as intrinsic value is realized in the capital markets.]

Prospectus  5

nies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.  Many factors affect the performance of each company that the Fund invests in, including the strength of the company's management or the demand for its products or services.  You should be aware that a company's share price may decline as a result of poor decisions made by management or lower demand for the company's products or services.  In addition, a company's share price may also decline if its earnings or revenues fall short of expectations.

There are overall stock market risks that may also affect the value of the Fund.  Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally.  The value of the Fund's investments may increase or decrease more than the stock markets in general.

Foreign Risk

To the extent the Fund invests in foreign securities by purchasing American Depositary Receipts ("ADRs"), the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Risks of Smaller-Sized Companies

To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than do larger companies.  The trading volume of securities of smaller-sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.  Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.

Risk of Non-Diversification

The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified".  Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value.  Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the adviser to be undervalued may actually be appropriately priced.

Sector Risk

Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments.  If the adviser invests a significant portion of its assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment.  The sectors in which the Fund may be overweighted will vary.

Management Risk

The adviser's strategy may fail to produce the intended results.  Additionally, the Fund has a limited operating history; and the Fund’s adviser has limited experience managing the assets of a mutual fund.

Prospectus 6

Who Should Consider Investing

The Fund may be suitable for you if:

•

You are seeking long-term growth of capital – at least five years.

•

You can tolerate risks associated with common stock investments.

•

You are not looking for current income.

•

You can tolerate significant fluctuations in the share price.

Performance History

Performance information is presented for the Fund below.   The bar chart shows the Fund’s total return for calendar years 2005, 2006 and 2007 , together with the best and worst quarters during this period.  The accompanying table compares the Fund's performance to that of the MSCI World Index.  The bar chart and accompanying table provide some indication of the risks of investing in the Fund.  All presentations assume reinvestment of dividends and distributions.   As with all mutual funds, past results (before and after taxes) are not an indication of future performance.

Mundoval Fund

(Total Return as of December 31)

9.88%

19.61%

7.67%

2005

2006

2007

[Bar Chart]

Best Quarter (June 30, 2007)   +8.63%

Worst Quarter (December 31, 2007)   -4.01%

   Since

AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDED 12/31/07

1 Year

Inception(1)

MUNDOVAL FUND

  Return Before Taxes

  7.67%

  13.58%

  Return After Taxes on Distributions(2)

  5.37%

  12.65%

  Return After Taxes on Distributions and Sale of Fund Shares

  6.71%

  11.48%

MSCI World Index(3)

  9.04%

  15.51%

  (reflects no deduction for expenses or taxes)

(1)Inception September 3, 2004

(2)After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3)The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance in twenty-three countries in Europe, Australia, Asia, the Far East and North America.

Prospectus 7

Costs of Investing in the Fund

The following table describes the estimated expenses and fees that you may pay if you buy and hold shares of the Fund.  Annual fund operating expenses are paid out of the assets of the Fund, so their effect is already included in the Fund’s daily share price.

[Side panel:  The Fund is a no-load fund, which means you do not pay any fees when you buy or sell shares of the Fund. As a result, all of your investment goes to work for you.]

SHAREHOLDER FEES

(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases

            None

Deferred Sales Charge (Load)

None

Sales Charge (Load) Imposed on Reinvested Dividends

None

Exchange Fee

None

Redemption Fee

            None

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees

1.50%

12b-1 Distribution Fees

None

Other Expenses

None

Acquired Fund Fees and Expenses1

0.04%

Total Annual Fund Operating Expenses2

1.54%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs maybe higher or lower, based on these assumptions your costs would be:

One Year

Three Years

Five Years

Ten Years

Your costs:

Mundoval Fund

   $157

    $486

    $839

    $1,834

1 Acquired Fund Fees and Expenses represent the pro rata expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including ETFs and closed-end funds, that have their own expenses. The fees and expenses are not used to calculate the Fund’s net asset value.

2A.Q. Johnson & Co., Inc. pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions, acquired fund fees and expenses and extraordinary expenses.  For its services and payment of expenses, the Adviser receives an annual investment management fee of 1.50% of the average daily net assets of the Fund. The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies ("Acquired Funds"). Excluding the indirect costs of investing in Acquired Funds, Total Fund Annual Operating Expenses would be 1.50%.

Prospectus 8

Portfolio Holdings Disclosure

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI").

Who Manages the Fund

The Investment Adviser

A.Q. Johnson & Co., Inc. is the investment adviser of the Fund and has responsibility for the management of the Fund's affairs, under the supervision of the Trust's Board of Trustees. The Fund's investment portfolio is managed on a day-to-day basis by Arthur Q. Johnson.  Mr. Johnson is a Chartered Financial Analyst (CFA) and is a member of the Association for Investment Management & Research and the San Diego Society of Financial Analysts.  He was a principal at Brandes Investment Partners, L.P. from 1986 to 2000.  Mr. Johnson received a bachelor's degree from the University of California at Davis in 1984 and a Masters of Business Administration from the University of Notre Dame in 1986.  He has been the President and lead manager at A.Q. Johnson & Co., Inc. since 2002.

The Fund’s Statement of Additional Information provides information about Mr. Johnson’s compensation, other accounts managed by Mr. Johnson and Mr. Johnson’s ownership of Fund shares.  A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement between the Fund and the Adviser is available in the Annual Report to Shareholders for the period ended December 31, 2007 .

A.Q. Johnson & Co., Inc. was organized in 2002 and has been managing investment accounts and money since that time.   The Adviser serves as investment adviser to individuals, trusts, retirement plans, and corporations. The address of A.Q. Johnson & Co., Inc. is 7855 Ivanhoe Avenue, Suite 210, La Jolla, California 92037.

A.Q. Johnson & Co., Inc. manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees.  Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund.  A.Q. Johnson &Co., Inc. pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions, acquired fund fees and expenses and extraordinary expenses.  For the fiscal period ended December 31, 2007 , the Adviser received an investment management fee at an annual rate equal to 1.50% of the average daily net assets of the Fund.

Prospectus 9

The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.  The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, these securities will not be taken into consideration.

How to Buy and Sell Shares

Pricing of Fund Shares

The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund’s net asset value (“NAV”).  The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:

                                                  Total Assets - Liabilities

                 Net Asset Value  = ------------------------------------------

                                            Number of Shares Outstanding

The NAV is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m.  Eastern time) every day the Exchange is open.  All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Fund’s Transfer Agent, Mutual Shareholder Services.  If you purchase shares directly from the Fund, your order must be placed with the Transfer Agent prior to the close of the trading of the New York Stock Exchange in order to be confirmed for that day’s NAV.   The Fund's assets are generally valued at their market value.  If market prices are not available or, in the Adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser may value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund's fair value pricing guidelines.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders. The Fund’s investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the adviser, subject to the review and oversight of the Fund’s Board of Trustees.  The Fund may use pricing services to determine market value.

Prospectus  10

Customer Identification Program

IMPORTANT INFORMATION ABOUT

PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that, when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  We may also ask for identifying documents, and may take additional steps to verify your identity.  We may not be able to open an account or complete a transaction for you until we are able to verify your identity.

Investing in the Fund

You may purchase shares directly through the Fund’s Transfer Agent or through a brokerage firm or other financial institution that has agreed to sell the Fund’s shares.  If you are investing directly in the Fund for the first time, you will need to establish an account by completing a Shareholder Account Application (To establish an IRA, complete an IRA Application).  To request an application, call toll-free 1-800-595-2877. Your initial investment minimum can be found in the table below.  The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower to investors purchasing shares through a brokerage firm or other financial institution.

The investment adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

[Side panel: INVESTMENTS MADE THROUGH BROKERAGE FIRMS OR OTHER FINANCIAL INSTITUTIONS: If you invest through a brokerage firm or other financial institution, the policies and fees may be different than those described here. Financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution if you have any questions. Your financial institution is responsible for transmitting your order in a timely manner.]

Prospectus 11

Minimum Investments

   Initial           Additional

Regular Account

$10,000

$100

Automatic Investment Plan

  $3,000

$100*

IRA Account

  $3,000

$100

*An Automatic Investment Plan requires a $100 minimum automatic monthly or quarterly investment.

All purchases must be made in U.S.  dollars and checks must be drawn on U.S.  banks.  No cash, money orders, travelers checks, credit cards, credit card checks, third party checks or other checks deemed to be high-risk checks will be accepted.  A $20 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic fund transfer, or for insufficient funds, stop payment, closed account or other reasons.  If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase.  If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase.  The Fund (or Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the Fund.  Your investment in the Fund should be intended to serve as a long-term investment vehicle.  The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading.  The Fund also reserves the right to stop offering shares at any time.

Market Timing

The Fund discourages market timing.  Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive.  This policy generally applies to all Fund shareholders.  While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called "omnibus accounts" include multiple shareholders.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are

Prospectus 12

netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.

Types of Account Ownership

You can establish the following types of accounts by completing a Shareholder Account Application:

•   Individual or Joint Ownership

    Individual accounts are owned by one person.  Joint accounts have two or more owners.

•   A Gift or Transfer to Minor (UGMA or UTMA) A UGMA/UTMA account is a custodial account managed for the benefit of a minor.  To open an UGMA or UTMA account, you must include the minor’s social security number on the application.

•   Trust

    An established trust can open an account.  The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

•   Business Accounts

    Corporation and partnerships may also open an account.  The application must be signed by an authorized officer of the corporation or a general partner of a partnership.

•   IRA Accounts

    See “Tax-Deferred Plans” on page 16.

Prospectus 13

Instructions For Opening and Adding to an Account

TO OPEN AN ACCOUNT

By Mail

Complete and sign the Shareholder Application or an IRA Application

Make your check payable to Mundoval Fund

• For IRA accounts, please specify the year for which the contribution is made.

Mail the application and check to:

Mundoval Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

By overnight courier, send to:

Mundoval Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

TO ADD TO AN ACCOUNT

By Mail

Complete the investment slip that is included with your account statement, and write your account number on your check.  If you no longer have your investment slip, please reference your name, account number, and address on your check.

Mail the slip and the check to:

Mundoval Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Prospectus 14

TO OPEN AN ACCOUNT

By Wire

Call 1- 800-595-2877 for instructions to obtain an investor account number or an IRA account number prior to wiring to the Fund.

Send your investment to US Bank N.A.

with these instructions:

 •

US Bank N.A.

•

ABA 042000013

•

For Credit to Account 130107147816

•

Account of Mundoval Fund

•

Attention: Lori Schlachter

•

Further Credit to:

Account Name (shareholder name)

Include Social Security Number or Tax ID

Shareholder Account Number

TO ADD TO AN ACCOUNT By Wire Send your investment to US Bank N.A. by following the instructions listed in the column to the left.

Telephone and Wire Transactions

With respect to all transactions made by telephone, the Fund and its Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions.  If reasonable procedures are followed, then neither the Fund nor the Transfer Agent will be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption.  In any instance where the Fund’s Transfer Agent is not reasonably satisfied that instructions received by telephone are genuine, neither the Fund nor the Transfer Agent shall be liable for any losses which may occur because of delay in implementing a transaction.

If you purchase your initial shares by wire, the Transfer Agent first must have received a completed account application and issued an account number to you.  The account number must be included in the wiring instructions as set forth on the previous page.  The Transfer Agent must receive your account application to establish shareholder privileges and to verify your account information.  Payment of redemption proceeds may be delayed and taxes may be withheld unless the Fund receives a properly completed and executed account application.

Prospectus 15

Shares purchased by wire will be purchased at the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions.  If the wire is not received by 4:00 p.m.  Eastern time, the purchase will be effective at the NAV next calculated after receipt of the wire.

Tax-Deferred Plans

If you are eligible, you may set up one or more tax-deferred accounts.  A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes.  A contribution to certain of these plans may also be tax deductible.  Tax-deferred accounts include retirement plans described below.  Distributions from these plans are generally subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose.  Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

US Bank N.A., serves as the custodian for the tax-deferred accounts offered by the Fund.  You will be charged an annual account maintenance fee of $8 for each tax-deferred account you have with the Fund.  You may pay the fee by check or have it automatically deducted from your account (usually in December).  The custodian reserves the right to change the amount of the fee or to waive it in whole or part for certain types of accounts.

Types of Tax-Deferred Accounts

•

Traditional IRA

An individual retirement account.  Your contribution may or may not be deductible depending on your circumstances.  Assets can grow tax-deferred and distributions are taxable as income.

•

Roth IRA

An IRA with non-deductible contributions, tax-free growth of assets, and tax-free distributions for qualified distributions.

•

Spousal IRA

An IRA funded by a working spouse in the name of a non-earning spouse.

•

SEP-IRA

An individual retirement account funded by employer contributions.  Your assets grow tax-deferred and distributions are taxable as income.

•

Keogh or Profit Sharing Plans

These plans allow corporations, partnerships and individuals who are self-employed to make tax-deductible contributions for each person covered by the plans.

Prospectus 16

•

403(b) Plans

An arrangement that allows employers of charitable or educational organizations to make voluntary salary reduction contributions to a tax-deferred account.

•

401(k) Plans

Allows employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis.  These accounts need to be established by the trustee of the plan.

Automatic Investment Plans

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly or quarterly investments ($100 minimum per purchase) in the Fund from your bank or savings account.  Your initial investment minimum is $250 if you select this option.  Shares of the Fund may also be purchased through direct deposit plans offered by certain employers and government agencies.  These plans enable shareholders to have all or a portion of their payroll or Social Security checks transferred automatically to purchase shares of the Fund.

FOR INVESTING

Automatic Investment Plan For making automatic investments from a designated bank account.	Payroll Direct Deposit Plan For making automatic investments from your payroll check.

Dividend Reinvestment

All income dividends and capital gains distributions will be automatically reinvested in shares of the Fund unless you indicate otherwise on the account application or in writing.

Prospectus 17

Instructions For Selling Fund Shares

You may sell all or part of your shares on any day that the New York Stock Exchange is open for trading.  Your shares will be sold at the next NAV per share calculated after your order is received in proper form by the Transfer Agent.  The proceeds of your sale may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your sale.  Your order will be processed promptly and you will generally receive the proceeds within seven days after receiving your properly completed request.  The Fund will not mail any proceeds unless your investment check has cleared the bank, which may take up to fifteen calendar days.  This procedure is intended to protect the Fund and its shareholders from loss.  If the dollar or share amount requested is greater than the current value of your account, your entire account balance will be redeemed.  If you choose to redeem your account in full, any automatic services currently in effect for the account will be terminated unless you indicate otherwise in writing.

TO SELL SHARES

By Mail

Write a letter of instruction that includes:

•

The names(s) and signature(s) of all account owners.

•

Your account number.

•

The dollar or share amount you want to sell.

•

Where to send the proceeds.

•

If redeeming from your IRA, please note applicable withholding requirements.

•

Obtain a signature guarantee or other documentation, if required.

Mail your request to:

Mundoval Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

By Telephone

• You will automatically be granted telephone redemption privileges unless you decline them in writing or indicate on the appropriate section of the account application that you decline this option.  Otherwise, you may redeem Fund shares by calling 1-800-595-2877.  Redemption proceeds will only be mailed to your address of record.

• You may only redeem a maximum of $100,000 per day by telephone.

By overnight courier, send to:

Mundoval Fund
c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

• You will not be able to redeem by telephone and have a check sent to your address of record for a period of 15 days following an address change.

• Unless you decline telephone privileges in writing or on your account application, as long as the Fund takes reasonable measures to verify the order, you may be responsible for any fraudulent telephone order.

Prospectus 18

For specific information on how to redeem your account, and to determine if a signature guarantee or other documentation is required, please call toll-free in the U.S.1- 800-595-2877.

Additional Redemption Information

Signature Guarantees

Signature guarantees are designed to protect both you and the Fund from fraud.  A signature guarantee of each owner is required to redeem shares in the following situations:

•

If you change ownership on your account.

•

If you request the redemption proceeds to be sent to a different address than that registered on the account.

•

If the proceeds are to be made payable to someone other than the account’s owner(s).

•

If a change of address request has been received by the Transfer Agent within the last 15 days.

•

If you wish to redeem $100,000 or more from any shareholder account.

Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker/dealers, and member firms of a national securities exchange.  Call your financial institution to see if they have the ability to guarantee a signature.  A notary public cannot provide signature guarantees.

The Fund reserves the right to require a signature guarantee under other circumstances or to delay a redemption when permitted by Federal Law.  For more information pertaining to signature guarantees, please call 1-800-595-2877.

Corporate, Trust and Other Accounts

Redemption requests from corporate, trusts, and other accounts may require documents in addition to those described above, evidencing the authority of the officers, trustees or others.  In order to avoid delays in processing redemption requests for these accounts, you should call the Transfer Agent at 1-800-595-2877 to determine what additional documents are required.

Prospectus 19

Address Changes

To change the address on your account, call the Transfer Agent at 1-800-595-2877 or send a written request signed by all account owners.  Include the account number(s) and name(s) on the account and both the old and new addresses.  Certain options may be suspended for a period of 15 days following an address change.

Transfer of Ownership

In order to change the account registration or transfer ownership of an account, additional documents will be required.  In order to avoid delays in processing these requests, you should call the Transfer Agent at 1-800-595-2877 to determine what additional documents are required.

Redemption Initiated by the Fund

Because there are certain fixed costs involved with maintaining your account, the Fund may require you to redeem all of your shares if your account balance falls below $500.  After your account balance falls below the minimum balance, you will receive a notification from the Fund indicating its intent to close your account along with instructions on how to increase the value of your account to the minimum amount within 60 days.  If your account balance is still below $500 after 60 days, the Fund may close your account and send you the proceeds.  This minimum balance requirement does not apply to accounts using automatic investment plans, to IRAs, and to other tax-sheltered investment accounts.  The right of redemption by the Fund will not apply if the value of your account balance falls below $500 because of market performance.   All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  Any involuntary redemption will create a capital gain or loss, which may have tax consequences about which you should consult your tax adviser.

Prospectus 20

Shareholder Communications

Account Statements

Every quarter, shareholders of the Fund will automatically receive regular account statements.  You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Confirmations

Confirmation statements will be sent after each transaction that affects your account balance or account registration.

Regulatory Mailings

Financial reports will be sent at least semiannually.  Annual reports will include audited financial statements.  To reduce expenses, one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Fund.

Dividends and Distributions

The Fund intends to pay distributions on an annual basis and expects that distributions will consist primarily of capital gains.  You may elect to reinvest income dividends and capital gain distributions in the form of additional shares of the Fund or receive these distributions in cash.  Dividends and distributions from the Fund are automatically reinvested in the Fund, unless you elect to have dividends paid in cash.  Reinvested dividends and distributions receive the same tax treatment as those paid in cash.  If you are interested in changing your election, you may call the Transfer Agent at 1-800-595-2877 or send a written notification to:

Mundoval Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

[Side panel: WHAT IS A REDEMPTION? A redemption is a sale by you to the Fund of some or all of your shares. The price per share you receive when you redeem Fund shares may be more or less than the price at which you purchased those shares. When you redeem your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares.]

[Side panel: REDEMPTION IN KIND: The Fund intends to make payments for all redemptions in cash, however, if the Fund believes that conditions exist which make cash payments detrimental to the best interests of the Fund, payment for shares redeemed may be made in whole or in part through a distribution of portfolio securities chosen by the Adviser (under the supervision of the Board of Trustees). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash after the redemption.]

Prospectus 21

Taxes

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account).  Dividends paid by the Fund out of net ordinary income and distributions of net short-term capital gains are taxable to the shareholders as ordinary income.

Distributions by the Fund of net long-term capital gains to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Fund.

Redemptions of shares of the Fund are taxable events which you may realize as a gain or loss.  The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, and how long the shares were held.

The Fund’s distributions may be subject to federal income tax whether received in cash or reinvested in additional shares.  In addition to federal taxes, you may be subject to state and local taxes on distributions.

The Adviser anticipates that the Fund’s distributions will consist primarily of capital gains.  Because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences of an investment in the Fund.

[Side panel: WHAT IS A DISTRIBUTION? As a shareholder, you are entitled to your share of the Fund’s income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the Fund earns from is holdings and interest it receives from its money market and bond investments. Capital gains are realized when the Fund sells securities for higher prices than it paid for them. The capital gains are either short-term or long-term depending on whether the Fund held the securities for less than or more than one year.]

[Side panel: WHEN A  FUND makes a distribution to its shareholders, the share price of the Fund drops by the amount of the distribution, net of any market fluctuations.]

[Side panel: “BUYING A DIVIDEND”  If you purchase shares of the Fund just before it makes a distribution, you will pay the full price for the shares and then receive a portion back in the form of a taxable distribution. This is referred to as “buying a dividend”. In order to avoid paying unnecessary taxes as a result of the distribution, check the Fund’s distribution schedule before you invest.]

Prospectus 22

PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources.  In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects.  The Fund collects the following nonpublic personal information about you:

•

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Fund, its affiliates, or others

(such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses.  The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

- This page is not part of the Prospectus -

Prospectus 23

Board of Trustees

William W. Eigner

Arthur Q. Johnson

David B. Marino

Greg S. Young

Other Fund Service Providers

Custodian

US Bank N.A.

Fund Administrator

Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

Investment Adviser

A. Q. Johnson & Co., Inc.

Legal Counsel

Thompson Hine LLP

Transfer Agent

Mutual Shareholder Services, LLC

Prospectus 24

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance since inception.  Certain information reflects financial results for a single Fund share.  The total return in the table represents the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial information for the fiscal years ended August 31, 2005, 2006, 2007 and the fiscal period ended December 31, 2007 has been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request and incorporated by reference in the Statement of Additional Information.

Financial Highlights
Selected data for a share outstanding
throughout the period:	9/1/2007(1)		9/1/2006	9/1/2005	9/3/2004*
	to		to	to	to
	12/31/2007		8/31/2007	8/31/2006	8/31/2005
Net Asset Value -
Beginning of Period	$ 15.12		$ 12.91	$ 11.04	$ 10.00
Net Investment Income *****	0.05		0.16	0.11	0.10
Net Gain (Loss) on Securities
(Realized and Unrealized)	(0.20)		2.25	1.84	0.95
Total from Investment Operations	(0.15)		2.41	1.95	1.05

Distributions (From Net Investment Income)	(0.18)		(0.08)	(0.08)	(0.01)
Distributions (From Realized Capital Gains)	(1.42)		(0.12)	-	-
Total Distributions	(1.60)		(0.20)	(0.08)	(0.01)

Net Asset Value -
End of Period	$ 13.37		$ 15.12	$ 12.91	$ 11.04

Total Return ****	(1.09)%	***	18.81%	17.70%	10.46%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	11,732		13,482	7,573	4,800
Ratio of Expenses to Average Net Assets	1.50%	**	1.50%	1.50%	1.50%	**
Ratio of Net Investment Income to Average Net Assets	0.91%	**	1.15%	0.93%	0.97%	**
Portfolio Turnover Rate	3.86%	***	25.49%	26.46%	14.94%	**

(1) The Fund's fiscal year end changed from August 31 to December 31 effective September 1, 2007.
* Commencement of Operations.
** Annualized.
*** Not Annualized.
**** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.
***** Per share amounts were calculated using the average shares method.

Prospectus 25

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Prospectus 26

Where To Go For Information

For shareholder inquiries, please call toll-free in the U.S. at 1-877-59-FUNDS.

You will also find more information about the Fund on our website at www.mundoval.com or in the following documents:

Statement of Additional Information

The Statement of Additional Information contains additional and more detailed information about the Fund, and is considered to be a part of this Prospectus.  Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders.  In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.  There are three ways to get a copy of these documents.

1.

Call or write for one, and a copy will be sent without charge.

Mundoval Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

1-877-59-FUNDS

www.mundoval.com

2.

Call or write the Public Reference Room of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy. The SEC charges a fee for this service. You can also review and copy information about the Fund in person at the SEC Public Reference Room in Washington D.C.

Public Reference Room of the SEC

Washington D.C. 20549-0102

1-202-942-8090

You may obtain information on the operation of the Public Reference Room by calling 1-202-942-8090.

Copies of these documents may also be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov

3.  Go to the SEC's website (www.sec.gov) and download a text-only version.

Mundoval Fund   SEC file number 811-21596

No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Adviser.  This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

Prospectus 27

Mundoval Fund

7855 Ivanhoe Avenue, Suite 210

La Jolla, CA 92037

MUNDOVAL FUND

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2008

         This Statement of Additional Information ("SAI") is not a prospectus.  It should be read in conjunction with the Prospectus of the Mundoval Fund dated May 1, 2008 .  A free copy of the Prospectus can be obtained by writing the Transfer Agent at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 or by calling 1-877-59-FUNDS.

TABLE OF CONTENTS
DESCRIPTION OF THE TRUST AND THE FUND
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS
INVESTMENT LIMITATIONS
THE INVESTMENT ADVISER
THE PORTFOLIO MANAGER
TRUSTEES AND OFFICERS
AUDIT COMMITTEE
COMPENSATION
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
PORTFOLIO TRANSACTIONS AND BROKERAGE
ADDITIONAL TAX INFORMATION
DETERMINATION OF SHARE PRICE
PURCHASES AND SALES THROUGH BROKER DEALERS
ANTI-MONEY LAUNDER PROGRAM
CUSTODIAN
FUND SERVICES
INDEPENDENT REGISTERED PUBLIC ACCOUTING FIRM
DISCLOSURE OF PORTFOLIO HOLDINGS
FINANCIAL STATEMENTS
PROXY VOTING POLICIES

-i-

DESCRIPTION OF THE TRUST AND THE FUND

     The Mundoval Fund (the "Fund") was organized as a non-diversified series of Mundoval Funds (the "Trust"), on September 3, 2004.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 24, 2004 (the "Trust Agreement").  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  The Mundoval Fund is currently the only series authorized by the Trustees.  The investment adviser to the Fund is A.Q. Johnson & Co., Inc. (the "Adviser").

     The Fund does not issue share certificates.  All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares and Sell Shares" in the Prospectus.  For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and "Pricing of Fund Shares" in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

    This section contains a discussion of some of the investments the Fund may make and some of the techniques it may use.

    A. Equity Securities.  The Fund may invest in equity securities such as common stock, preferred stock, convertible securities, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period.  Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.  Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

    Equity securities also include SPDRs (S&P Depositary Receipts, known as “Spiders”), DIAMONDS, QQQs and a number of other exchange traded funds.   SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index.  SPDRs trade on the American Stock Exchange under the symbol SPY.  A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY.  DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the “Dow”) in that its holding consists of the 30 component stocks of the Dow.  DIAMONDS trade on the American Stock Exchange under the symbol DIA.  QQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index.  QQQs trade on the American Stock Exchange under the symbol QQQ.  The Fund may also invest in a variety of other exchange traded funds, including, but not limited to, iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, and streetTRACKS.  To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector.  Additionally, the Fund may invest in new exchange traded shares as they become available.

         B.  Foreign Securities.  The Fund may invest in foreign equity securities including American Depositary Receipts (“ADRs”) and ETFs that hold foreign securities.  ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution.  They are alternatives to the direct purchase of the underlying securities in their national markets and currencies.  ADRs are subject to risks similar to those associated with direct investment in foreign securities.

    Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

    Foreign markets may offer less protection to investors than U.S. markets.  Foreign issuers, brokers, and securities markets may be subject to less government supervision.  Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays.  It also may be difficult to enforce legal rights in foreign countries.

    Investing abroad also involves different political and economic risks.  Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention.  There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises.  Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments.  There is no assurance that an advisor will be able to anticipate or counter these potential events and their impacts on the Fund’s share price.

    The considerations noted above generally are intensified for investments in developing countries.  Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

    C. Short Sales.  The Fund may sell a security short in anticipation of a decline in the market value of the security.  When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer.  The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security.  The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

    In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund's custodian of cash or high grade liquid assets equal to (i) the current market value of the securities sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales).  Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

    The Fund may also sell short  “against the box”. Short sales “against the box” are short sales of securities that a fund owns or has the right to obtain  (equivalent in kind or amount to the securities sold short).  If the Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold  short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

    D. Securities Lending. The Fund may make long and short term loans of its portfolio securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, they will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

    The Adviser understands that it is the current view of the staff of the Securities and Exchange Commission (the "SEC") that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

    Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

    E. Restricted and Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, non publicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, a Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 15% of its net assets in illiquid securities.

    With respect to Rule 144A securities, these restricted securities are treated as exempt from the 15% limit on illiquid securities, provided that a dealer or institutional trading market in such securities exists. The Fund will not, however, invest more than 10% of its net assets in Rule 144A securities. Under the supervision of the Board of Trustees, the Adviser determines the liquidity of restricted securities and, through reports from the Adviser, the Board of Trustees will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of a Fund could be adversely affected.

    F. U.S. Government Securities. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S.  Treasury or by an agency or instrumentality of the U.S. government.  Not all U.S. government securities are backed by the full faith and credit of, or guaranteed by, the United States Treasury.  For example, securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances.  However, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.

    G. Corporate Debt Securities. Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.

    H. Fixed Income Securities.  The Fund may invest in all types of fixed income securities, including when-issued, delayed delivery, or forward commitment basis.  Fixed income securities are subject to credit risk and interest rate risk.  Credit risk is the risk that the Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt.  Interest rate risk is the risk that the Fund's investments in fixed income securities may fall when interest rates rise.

    Investments in high-yield bonds are considered to be more speculative than higher quality fixed income securities.  They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns.  The value of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities.  Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

    I. Financial Services Industry Obligations. The Fund may invest in each of the following obligations of the financial services industry:

     (1)  Certificate of Deposit.  Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

     (2)  Time Deposits.   Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

     (3) Bankers' Acceptances.  Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

    J. Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or agencies of the U.S. government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions.

    K. Borrowing. The Fund is permitted to borrow money up to one-third of the value of its total assets.  Borrowing for the purpose of investment is a speculative technique that increases both investment opportunity and a Fund's ability to achieve greater diversification. However, it also increases investment risk. Because the Fund's investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund's net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

    L. Options Transactions. The Fund may engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

    The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

    M. Other Investment Companies.  The Fund may purchase securities of open-end or closed-end investment companies if the purchase is in compliance with the 1940 Act. If the Fund invests in securities of other investment companies, the return of any such investment will be reduced by the operating expenses, including investment advisory and administrative fees,  of such investment companies. However, the Adviser believes that at times the return and liquidity features of these securities will be more beneficial than other types of securities.

INVESTMENT LIMITATIONS

    Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e, they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

    1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

    2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (The “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

    3. Underwriting. The Fund will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

    4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

    5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

    6. Loans.  The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non publicly offered debt securities.  For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

    7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

    With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

    Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

    Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

    1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

    2. Borrowing.  The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 1/3 of its total assets are outstanding.

    3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

    4.  Illiquid Investments.  The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

THE INVESTMENT ADVISER

     The Adviser is A.Q. Johnson & Co., Inc., located at 7855 Ivanhoe Avenue, Suite 210, La Jolla, CA 92037.  As the majority shareholder of the Adviser, Arthur Q. Johnson is regarded to control the Adviser for purposes of the 1940 Act.

     Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees.  Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.  The Adviser pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions, acquired fund fees and expenses and extraordinary expenses.  For its services, the Adviser receives an annual investment management fee of 1.50% of the average daily net assets of the Fund.  For the period September 3, 2004 (commencement of operations) through August 31, 2005 and for the fiscal years ended August 31, 2006 and August 31, 2007, the Adviser earned management fees equal to $51,408, $97,613 and $184,345, respectively.   For the fiscal period ended December 31, 2007, the Adviser earned management fees equal to $64,669.

     The Adviser retains the right to use the name "Mundoval" or any derivative thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Mundoval" or any derivative thereof automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

     The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

THE PORTFOLIO MANAGER

     Mr. Arthur Q. Johnson is responsible for the day-to-day management of the Fund.  Mr. Johnson also manages separate accounts for individuals, trusts, corporations, partnerships and retirement plans.  The following provides information regarding other accounts managed by A.Q. Johnson & Co, Inc. as of December 31, 2007:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	1	$5.908 Million	0	$0 Million
Other Pooled Investment Vehicles	0	$0 Million	0	$0 Million
Other Accounts	60	$55.69 Million	0	$0 Million

    The Portfolio Manager has not identified any material conflicts between the Fund and other accounts managed by the Portfolio Manager.  However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Fund and other accounts.  The management of the Fund and other accounts may result in unequal time and attention being devoted to the Fund and other accounts.  Another potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby the Portfolio Manager could favor one account over another.  Further, a potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Fund.  These potential conflicts of interest could create the appearance that the Portfolio Manager is favoring one investment vehicle over another.

     Mr. Johnson owns all the outstanding shares of the Adviser and therefore his compensation is largely based on the profits realized by the Adviser for managing the Fund.  He participates directly in all profits and losses of the Adviser, including the advisory fees paid by the Fund.  There are no bonuses, deferred compensation or retirement plans associated with his service to the Fund.

     The following table shows the dollar range of equity securities beneficially owned by the Portfolio Manager in the Fund as of December 31, 2007.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Mr. Arthur Q. Johnson	Over $1,000,000

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Interested Trustees and Officers

Name, Address(1), and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee
Arthur Q. Johnson(2), Year of Birth: 1961	President, Secretary, Treasurer, and Trustee	Indefinite Term, Since 2004	President of A.Q. Johnson & Co., Inc. (2002 – current), Principal of Brandes Investment Partners, L.P. (1986-2000).	1	None
Natalie M. Gumina Year of Birth: 1982	Chief Compliance Officer	Indefinite Term, Since 2006

Chief Operating Officer and Investment Advisory Representative of A.Q. Johnson & Co. (August 2006 - current). Financial Advisor for AXA Advisors (2005-2006). Prior to 2005 she was a student at University of California Los Angeles.

				N/A	None

(1) The address of each trustee and officer is c/o Mundoval Funds, 7855 Ivanhoe Avenue, Suite 210, La Jolla, CA 92037.

(2) Arthur Q. Johnson is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of his affiliation with the Adviser.

     The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees

Name, Address(1), and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee
William W. Eigner, Year of Birth: 1959	Trustee	Indefinite Term, Since 2004	Attorney of Procopio Cory Hargreaves & Savitch, LLP (1989 – current). Partner of Procopio Cory Hargreaves & Savitch, LLP (1995 – current).	1	None
David B. Marino, Year of Birth: 1963	Trustee	Indefinite Term, Since 2004	Executive Vice President and Principal of Irving Hughes (1995 – current).	1	None
Greg Young, Year of Birth: 1960	Trustee	Indefinite Term, Since 2004	Account Executive and Director of Stone & Youngberg, LLC (1990 – current).	1	None

(1) The address of each trustees and officer is c/o Mundoval Funds, 7855 Ivanhoe Avenue, Suite 210, La Jolla, CA 92037.

AUDIT COMMITTEE

     The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust and meets at least once annually. The Audit Committee is comprised of the Independent Trustees as follows:  David B. Marino and Greg Young.   The Audit Committee met three times during the last full fiscal year ended August 31, 2007 and one time during the fiscal period ended December 31, 2007.

COMPENSATION

     Trustee fees are paid by the Adviser.  Officers and Trustees of the Fund who are deemed "interested persons" of the Trust receive no compensation from the Fund.  The following table provides information regarding Trustee compensation for the fiscal year ended August 31, 2007.

Name	Aggregate Compensation from Trust	Total Compensation from Trust
Arthur Q. Johnson	$0	$0
William W. Eigner	$1000	$1000
David B. Marino	$1000	$1000
Greg Young	$1000	$1000

      The following table provides information regarding Trustee compensation for the fiscal period from September 1, 2007 to December 31, 2007.

Name	Aggregate Compensation from Trust	Total Compensation from Trust
Arthur Q. Johnson	$0	$0
William W. Eigner	$0	$0
David B. Marino	$0	$0
Greg Young	$0	$0

 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of any of the Funds. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of such control. A controlling shareholder could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser.   As of April 15, 2008 each of the following shareholders was considered to be either a control person or principal shareholder of the Fund:

Name and Address	Shares	Percent Ownership	Type of Ownership
Arthur Q. Johnson 6010 Folsom Drive La Jolla, CA 92037	450,377.84	51.33%	Beneficially

As of April 15, 2008 the trustees and officers as a group owned 51.97% of the outstanding shares of the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.  The Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.  However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.  For the period September 3, 2004 (commencement of operations) through August 31, 2005, the Fund paid brokerage commissions of $3,445. For the fiscal year ended August 31, 2006, the Fund paid brokerage commissions of $1,602.  For the fiscal year ended August 31, 2007, the Fund paid brokerage commissions of $2,609.   For the fiscal period ended December 31, 2007, the Fund paid brokerage commissions of $430.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effect securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Mundoval Fund may direct trades to certain brokers.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes an adjustment is reasonable.

     The Trust and the Adviser have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the SEC.

ADDITIONAL TAX INFORMATION

     The Fund has qualified and intends to continue to qualify as a regulated investment company, or “RIC”, under the Internal Revenue Code of 1986, as amended (the “Code”).  Qualification generally will relieve the Fund of liability for federal income taxes.  If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

     The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.  Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.  Capital loss carry forwards are available to offset future realized capital gains.  To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

DETERMINATION OF SHARE PRICE

  The price (net asset value) of the shares of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday).  For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

      Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

PURCHASES AND SALES THROUGH BROKER DEALERS

     The Fund may be purchased through broker dealers and other intermediaries. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, received the order.  Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee.

ANTI-MONEY LAUNDERING PROGRAM

     The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Fund's transfer agent has established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

CUSTODIAN

     US Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Fund's investments.  The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

    Mutual Shareholder Services, LLC. (“MSS”), 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, acts as the Fund's transfer agent. MSS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. MSS receives an annual fee from the Adviser of $11.50 per shareholder (subject to a minimum monthly fee of $775 per Fund) for these transfer agency services.

     In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, MSS receives an annual fee from the Adviser based on the average value of the Fund.  These fees are: from $0 to $25 million in assets the annual fee is $21,000, from $25 million to $50 million in assets the annual fee is $30,500, from $50 million to $75 million in assets the annual fee is $36,250, from $75 million to $100 million in assets the annual fee is $42,000, from $100 million to $125 million in assets the annual fee is $47,750, from $125 million to $150 million in assets the annual fee is $53,500, and for asset above $150 million the annual fee is $59,250.  For the period September 3, 2004 (commencement of operation) through August 31, 2005 the Adviser paid MSS $18,300 for transfer agent and accounting services.  For the fiscal year ended August 31, 2006, the Adviser paid MSS $22,598.75 for transfer agent and accounting services.  For the fiscal year ended August 31, 2007, the Adviser paid MSS $28,788 for transfer agent and accounting services.   For the fiscal period ended December 31, 2007, the Adviser paid MSS $10,100 for transfer agent and accounting services.

     Premier Fund Solutions, Inc. (“PFS”) provides the Fund with administrative services, including regulatory reporting and necessary office equipment, personnel and facilities. PFS receives a monthly fee from the Adviser equal to an annual rate of 0.07% of the Fund's assets under $200 million, 0.05% of the next $500 million of the Fund's average daily net assets, and 0.03% of the average daily net assets of the Fund thereafter (subject to a minimum monthly fee of $2,000).  For the period September 3, 2004 (commencement of operation) through August 31, 2005 the Adviser paid PFS $24,000.  For the fiscal year ended August 31, 2006, the Adviser paid PFS $24,000.  For the fiscal year ended August 31, 2007, the Adviser paid PFS $24,000.   For the fiscal period ended December 31, 2007, the Adviser paid PFS $8,000.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The firm of Cohen Fund Audit Services, Ltd. has been selected as independent registered public accounting firm for the Fund for the fiscal period ending December 31, 2008 . Cohen Fund Audit Services, Ltd. performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISCLOSURE OF PORTFOLIO HOLDINGS

   The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which are filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).  Information contained in annual and semi-annual reports mailed to shareholders, as well as information filed with the SEC on Form N-Q and information posted on the Fund’s website, is public information.  All other information is non-public information.

     The Fund has an ongoing relationship with third party servicing agents to release portfolio holdings information on a daily basis in order for those parties to perform their duties on behalf of the Fund.  These third party servicing agents are the Adviser, Transfer Agent, Fund Accounting Agent, Administrator and Custodian.  The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers.  The Fund’s Chief Compliance Officer must authorize all disclosures of portfolio holdings.  The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisers at any time.  This information is disclosed to all such third parties under conditions of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.  The Fund also releases information to Morningstar on a delayed basis after the information has been filed with the SEC or otherwise made public.  The Fund believes, based upon its size and history, that these are reasonable procedures to protect the confidentiality of the Fund’s portfolio holdings and will provide sufficient protection against personal trading based on the information.

     The Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the specific approval of the Board.  The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board, which will review such arrangement to determine (i) whether it is in the best interests of Fund shareholders, (ii) whether the information will be kept confidential and (iii) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Fund, or the Adviser. Additionally, the Fund, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

FINANCIAL STATEMENTS

     The financial statements and Report of Independent Registered Public Accounting Firm required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust’s Annual Report to Shareholders for the period ended December 31, 2007 . The Trust will provide the Annual Report without charge at written or telephone request.

PROXY VOTING POLICIES

     The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund’s Adviser.  The Adviser will vote such proxies in accordance with its proxy policies and procedures.  In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser.  In such a case, the Trust’s policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  The adviser shall make a written recommendation of the voting decision to the Board of Trustees, which shall include: (i) an explanation of why it has a conflict of interest; (ii) the reasons for its recommendation; and (iii) an explanation of why the recommendation is consistent with the adviser’s proxy voting policies.  The Board of Trustees shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the adviser, is most consistent with the adviser’s proxy voting policies and in the best interests of Fund shareholders.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

     The Adviser’s policies and procedures state that the Adviser generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes.  When exercising its voting responsibilities, the Adviser’s policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company’s shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company’s operations and financial performance.  While no set of proxy voting guidelines can anticipate all situations that may arise, the Adviser has adopted guidelines describing the Adviser’s general philosophy when proposals involve certain matters.  The following is a summary of those guidelines:

•

electing a board of directors – a board should be composed primarily of independent directors, and key board committees should be entirely independent.  The Adviser generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;

•

approving independent auditors – the relationship between a company and its auditors should be limited primarily to the audit engagement;

•

providing equity-based compensation plans - appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value.  Conversely, the Adviser is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

•

corporate voting structure - shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.  The Adviser opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors; and

•

shareholder rights plans - shareholder rights plans, also known as poison pills, may tend to entrench current management, which the Adviser generally considers to have a negative impact on shareholder value.

PART C

OTHER INFORMATION

Item 23. Exhibits.

(a) Articles of Incorporation. Copy of Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement on June 22, 2004, is hereby incorporated by reference.

(b) By-Laws. Copy of Registrant's amended By-Laws, which was included as an Exhibit to Registrant’s Post-Effective Amendment No. 1 on November 1, 2005, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None.

(d) Investment Advisory Contracts. Copy of Registrant's Management Agreement, which was included as an Exhibit to Registrant’s Pre-Effective Amendment No. 1 on September 2, 2004, is hereby incorporated by reference.

(e) Underwriting Contracts. None.

(e.1) Form of Mutual Fund Sales and Service Agreement between the Registrant and various financial intermediaries which was included as an Exhibit to Registrant’s Post-Effective Amendment No. 2 on December 21, 2006, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement. Copy of Registrant’s Custodial Agreement, which was included as an Exhibit to Registrant’s Pre-Effective Amendment No. 1 on September 2, 2004, is hereby incorporated by reference.

(h) Other Material Contracts.

(h.1) Copy of Registrant's Transfer Agency Agreement, which was included as an Exhibit to Registrant’s Pre-Effective Amendment No. 1 on September 2, 2004, is hereby incorporated by reference.

(h.2) Copy of Registrant's Accounting Services Agreement, which was included as an Exhibit to Registrant’s Pre-Effective Amendment No. 1 on September 2, 2004, is hereby incorporated by reference.

(h.3) Copy of Registrant's Administration Servicing Agreement, which was included as an Exhibit to Registrant’s Pre-Effective Amendment No. 1 on September 2, 2004, is hereby incorporated by reference.

(i) Legal Opinion.

(i.1) Opinion of Thompson Hine LLP, which was included as an Exhibit to Registrant’s Pre-Effective Amendment No. 1 on September 2, 2004, is hereby incorporated by reference.

(i.2) Consent of Thompson Hine LLP is included as Exhibit I.2.

(j) Other Opinions. Consent of Cohen Fund Audit Services, Ltd. is included as Exhibit J.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Copy of Registrant's Subscription Agreement between the Trust and the initial investor, which was included as an Exhibit to Registrant’s Pre-Effective Amendment No. 1 on September 2, 2004, is hereby incorporated by reference.

(m) Rule 12b-1 Plan. None.

(n) Rule 18f-3 Plan. None.

(o) Reserved.

(p) Code of Ethics. Copy of Mundoval Funds and A.Q. Johnson & Co., Inc.’s amended Code which was included as an Exhibit to Registrant’s Post-Effective Amendment No. 2 on December 21, 2006, is hereby incorporated by reference.

(q) Powers of Attorney.  Powers of Attorney of the Registrant, and a Certificate with respect thereto, and the Officers and the Trustees of the Registrant, which were included as an Exhibit to Registrant’s Pre-Effective Amendment No. 1 on September 2, 2004, are hereby incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with the Fund.

Control Persons.  Arthur Q. Johnson is the President, and sole shareholder of A.Q. Johnson & Co., Inc., the Adviser to the Fund, and the President, Chief Compliance Officer, Treasurer, Secretary and a Trustee of the Fund.  Arthur Q. Johnson owned more than 25% of the Fund’s outstanding shares as of April 15, 2008 .  Therefore, the Fund and the Adviser may be deemed to be under the common control of Arthur Q. Johnson.

Item 25. Indemnification.

Reference is made to Article VI of the Registrant’s Agreement and Declaration of Trust which is included. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26. Business and Other Connections of the Investment Adviser

A.Q. Johnson & Co., Inc 7855 Ivanhoe Avenue, Suite 210, La Jolla, CA 92037 is a registered investment adviser. It has engaged in no other business during the past two fiscal years.

Item 27. Principal Underwriters. None

Item 28. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 there under are maintained at the office of the Registrant and the Transfer Agent at 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141, except that all records relating to the activities of the Fund’s Custodian are maintained at the office of the Custodian, US Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45202.

Item 29. Management Services. Not applicable.

Item 30. Undertakings. None

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of La Jolla, State of California on the  25  day of April, 2008.

MUNDOVAL FUNDS

By:  /s/ Arthur Q. Johnson

        Arthur Q. Johnson, President

     Pursuant to the requirements of the Securities Act of 1933, this Post -Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Title

Date

/s/ Arthur Q. Johnson                                                                            4/25/08

Arthur Q. Johnson                                      President, Principal

                                                                  Financial Officer,

Principal Accounting

Officer and Trustee

________________

William W. Eigner*

Trustee

________________

David B. Marino*

Trustee

________________

Greg Young*

Trustee

* By: /s/ Arthur Q. Johnson

          Arthur Q. Johnson, Attorney-In-Fact

Date: April   25    , 2008

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 – MUNDOVAL FUNDS

EXHIBIT INDEX

1. Consent of Thompson Hine LLP

                                EX-99.23.i.2

2. Consent of Independent Registered Public Accounting Firm  (Cohen Fund Audit Services, Ltd.)

        EX-99.23.j